U.S. SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM 24F-2

                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2



1.       Name and address of Issuer:

         Merrill Lynch Healthcare Fund, Inc.
         P.O. Box 9011
         Princeton, N.J.      08543-9011

2. Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]

3.       Investment Company Act File Number:       811-3595

         Securities Act File Number:                          2-80150

4.       (a)      Last day of fiscal year for which this Form is filed: April
                  30, 2001

         (b)      [ ]   Check box if this Form is being filed late (i.e., more
                  than 90 calendar days after the end of the issuer's fiscal year).

         (c)      [ ]   Check box if this is the last time the issuer will be
                  filing this Form.

5.       Calculation of registration fees:

         (i)      Aggregate sales price of securities
                  sold during the fiscal year pursuant
                  to Section 24(f):                               $421,486,519

         (ii)     Aggregate price of securities redeemed or
                  repurchased during the fiscal year:             $157,567,572

         (iii)    Aggregate price of securities redeemed or
                  repurchased during any prior fiscal year ending
                  no earlier than October 31, 1995, that were not
                  previously used to reduce registration fees
                  payable to the Commission:                      $24,879,140

         (iv)     Total available redemption credits [add
                  Items 5(ii) and 5(iii)]:                        $182,446,712

         (v)      Net sales - if Item 5(i) is greater than
                  Item 5(iv) [subtract Item 5(iv) from
                  Item 5(i)]:                                     $239,039,807

         (vi)     Redemption credits available for use in future
                  years - if Item 5(i) is less than Item 5(iv):   $0

         (vii)    Multiplier for determining registration fee
                  (see instruction C.9):                          .000250

         (viii)   Registration fee due [multiply Item 5(v)
                  by Item 5(vii) (enter "0" if no fee is due)]:   $59,759.96

6.       Prepaid Shares

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0

         If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0

7.       Interest due - if this Form is being filed more than
         90 days after the end of the issuer's fiscal year (see
         instruction D):                                         $0

8.       Total of the amount of the registration fee due plus any
         interest due [line 5(viii) plus line 7]:                $59,759.96

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

         Method of Delivery:

         [X]  Wire Transfer

         [  ]  Mail or other means




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                              SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:


By:


/s/ Robert Harris
    --------------------
         Secretary


Date:  July 26, 2001